TAXES - Taxes Payable (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
TAXES
Income tax payable	$ 4,470,910	$ 3,260,835
Value added tax payable	11,203	9,441
Other taxes payable	4,813	4,605
Total taxes payable	$ 4,486,926	$ 3,274,881